INCOME (EXPENSES) BY NATURE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cost of sales
Personnel expenses			R$ (652,396)	R$ (545,621)
Costs of raw materials, materials and services			(5,351,098)	(3,838,933)
Logistics cost			(2,176,264)	(2,030,390)
Depreciation, depletion and amortization			(3,088,132)	(2,937,939)
Other			(287,875)	(269,806)
Total cost of sales	R$ (6,122,925)	R$ (4,777,655)	(11,555,765)	(9,622,689)
Selling expenses
Personnel expenses			(115,604)	(106,097)
Services			(63,133)	(52,021)
Logistics cost			(509,420)	(421,838)
Depreciation and amortization			(474,249)	(470,940)
Other			(35,302)	(27,804)
Total selling expenses	(625,567)	(496,934)	(1,197,708)	(1,078,700)
General and Administrative expenses
Personnel expenses			(437,176)	(461,212)
Services			(142,973)	(140,886)
Depreciation and amortization			(51,639)	(51,773)
Other			(69,444)	(81,687)
Total General and Administrative expenses	(364,768)	(353,004)	(701,232)	(735,558)
Other operating (expenses) income net
Rents and leases			1,058	1,706
Result from sale of other products, net			34,723	18,783
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net			8,041	521,617
Result on fair value adjustment of biological assets			171,618	564,533	R$ 763,091
Insurance reimbursement			93	1,783
Amortization			19,057	(2,584)
Tax credits - ICMS from the PIS/COFINS calculation basis			(1,324)	315,431
Provision for judicial liabilities			(64,300)
Other operating income (expenses), net			(9,540)	5,127
Other operating (expenses) income net	R$ 161,993	R$ 909,543	159,426	1,426,396
Cost of idle capacity and maintenance downtime			368,606	54,467
Social action expenses			27,667
Amortization of fair value adjustment			9,452	R$ 6,108
Tax Credit			327,869
Provision for legal fees			R$ 12,438